BLACKROCK FUNDS III

BlackRock Large Cap Index Fund

(the “Fund”)

Supplement dated May 4, 2017

to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated April 28, 2017

This Supplement was previously filed on April 5, 2017.

Effective June 19, 2017, the Fund will change its name to iShares Russell 1000 Large-Cap Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

Shareholders should retain this Supplement for future reference.

PR2SAI-LCI-0517SUP